Investments in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Knilo BidCo AB
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Olink Proteomics Holding AB
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Olink Proteomics AB
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Agrisera AB
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Olink Proteomics Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Olink Proteomics Ltd
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Olink Proteomics B.V
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Olink Proteomics GmbH .
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Olink Proteomics KK
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
Olink Biotech (Shanghai) Co., Ltd
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%